THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.3%‡

	Shares	Value

COMMUNICATION SERVICES — 7.8%

Comcast, Cl A	269,562	$11,537,253

Walt Disney	57,504	6,724,518

		18,261,771

CONSUMER DISCRETIONARY — 12.6%

Dollar General	23,500	4,474,400

Lowe’s	72,900	10,855,539

Starbucks	66,500	5,089,245

TJX	177,400	9,223,026

		29,642,210

CONSUMER STAPLES — 7.7%

Coca-Cola	84,500	3,991,780

Costco Wholesale	10,000	3,255,300

PepsiCo	78,600	10,820,076

		18,067,156

FINANCIAL SERVICES — 9.6%

BlackRock, Cl A	17,790	10,229,428

JPMorgan Chase	79,505	7,683,363

S&P Global	13,000	4,553,250

		22,466,041

HEALTH CARE — 20.6%

Baxter International	77,500	6,694,450

Becton Dickinson	25,200	7,089,768

CVS Health	147,500	9,283,650

Johnson & Johnson	42,640	6,215,207

Medtronic	76,000	7,332,480

UnitedHealth Group	39,135	11,849,295

		48,464,850

INDUSTRIAL — 6.2%

Honeywell International	42,785	6,390,796

Raytheon Technologies	144,155	8,170,705

		14,561,501

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THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION SERVICES — 25.8%

Accenture, Cl A	59,655	$13,409,251

Apple	39,080	16,610,563

Mastercard, Cl A	46,115	14,227,861

Microsoft	50,000	10,250,500

Oracle	113,290	6,281,931

		60,780,106

MATERIALS — 6.0%

Air Products & Chemicals	18,570	5,322,719

DuPont de Nemours	111,940	5,986,551

Ecolab	15,000	2,806,200

		14,115,470

TOTAL COMMON STOCK (Cost $117,877,629)		226,359,105

CASH EQUIVALENT (A) — 3.6%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (Cost $8,546,375)	8,546,375	8,546,375

TOTAL INVESTMENTS — 99.9% (Cost $126,424,004)		$234,905,480

Percentages are based on Net Assets of $235,191,378.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-3400

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